Financial instruments - Analysis of Financial Instruments Measured at Fair Value (Detail) £ in Millions	6 Months Ended
Jun. 30, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	£ 387.3
Payments due to vendors (earnout agreements) Beginning balance	(114.3)
Payments due to vendors (earnout agreements) Ending balance	(153.2)
Ending balance	448.7
At Fair Value [member] | Level 1 [member] | Held at fair value through profit or loss [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	0.2
At Fair Value [member] | Level 1 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	40.9
At Fair Value [member] | Level 2 [member] | Derivatives in designated hedge relationships [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(38.2)
At Fair Value [member] | Level 2 [member] | Derivatives in designated hedge relationships [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	12.2
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(3.7)
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	4.0
At Fair Value [member] | Level 3 [member] | Payments due to vendors (earnout agreements) | Earn out [Member]
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements) Beginning balance	(114.3)
(Losses)/gains recognised in the income statement	(9.4)
Exchange adjustments	1.6
Additions	(45.2)
Settlements	14.1
Payments due to vendors (earnout agreements) Ending balance	(153.2)
At Fair Value [member] | Level 3 [member] | Held for trading [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(110.7)
(Losses)/gains recognised in the income statement	(44.4)
Exchange adjustments	1.9
Additions	(129.5) [1]
Settlements	1.4
Ending balance	(281.3)
At Fair Value [member] | Level 3 [member] | Equity investments [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	366.6
(Losses)/gains recognised in the income statement	30.4
Gains recognised in other comprehensive income	6.9
Additions	4.3
Disposals	(0.6)
Ending balance	407.6
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Trade And Other Payables To Trade Suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements) Ending balance	(153.2)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	(281.3)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	296.7
At Fair Value [member] | Level 3 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	£ 110.9

[1]	During the period, the Group merged its subsidiaries Finsbury, The Glover Park Group and Hering Schuppener to form a leading global strategic communications advisory firm. As part of this transaction, certain management acquired shares in the company and a put option was granted which allows the equity partners to require the Group to purchase these shares. This resulted in additions to liabilities in respect of put options in the period of £100.0 million.